Offerings - Offering: 1	Oct. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.750% Notes due 2031
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 298,296,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,194.68
Offering Note	(1) This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form N-2ASR (File No. 333-278993) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.